CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2022
Capital Stock [Abstract]
Disclosure of detailed information about number and weighted average exercise prices of share options [Table Text Block]
	2022		2021
	Number of	Weighted average	Number of	Weighted average
	options	exercised price (C$)	options	exercised price (C$)
Outstanding, beginning of year	6,216,700	$6.37	6,031,500	$4.55
Granted	944,500	8.86	1,562,500	10.36
Exercised*	(1,507,500)	2.13	(1,311,633)	2.63
Forfeited	(93,250)	10.66	(65,667)	8.80
Outstanding, end of year	5,560,450	$7.87	6,216,700	$6.37

*During 2022, the weighted average market value of the Company's shares at the dates of exercise was C$9.14 (2021 - C$11.04).

Disclosure of detailed information about number and weighted average remaining contractual life of outstanding share options [Table Text Block]
		Options outstanding		Options exercisable
	Exercise	Number of shares	Remaining life	Number of shares
Expiry date	price (C$)	issuable on exercise	(years)	issuable on exercise
December 14, 2023	$3.24	1,235,000	0.95	1,235,000
May 30, 2024	$4.54	110,250	1.41	110,250
September 4, 2024	$8.21	836,250	1.68	836,250
December 19, 2024	$8.24	740,450	1.97	740,450
September 14, 2025	$12.53	125,000	2.71	83,333
November 11, 2025	$12.63	25,000	2.87	16,667
December 7, 2025	$11.22	50,000	2.94	33,333
February 25, 2026	$10.87	726,000	3.16	242,000
July 26, 2026	$9.97	91,000	3.57	30,333
August 3, 2026	$10.80	37,500	3.59	12,500
December 21, 2026	$9.79	639,500	3.98	213,167
April 1, 2027	$11.14	70,000	4.25	-
May 2, 2027	$9.69	157,000	4.34	-
July 11, 2027	$7.31	25,000	4.53	-
December 16, 2027	$8.50	692,500	4.96	-
		5,560,450		3,553,283

Disclosure of detailed information about indirect measurement of fair value of goods or services received, share options granted during period [Table Text Block]
	2022	2021
Expected option life (years)	3.48	3.56
Expected volatility	55.35%	54.90%
Expected dividend yield	-	-
Risk-free interest rate	3.10%	0.72%
Expected forfeiture rate	1.00%	1.00%
Fair value per option (C$)	$3.72	$4.12
Total fair value	$2,701	$5,137

Disclosure of share based compensation for options vested [Table Text Block]
	2022	2021
Share-based compensation expense	$1,029	$849
Share-based compensation recorded to inventories	589	-
Exploration and evaluation expenditures	277	290
Mineral property, plant, and equipment additions	1,048	1,392
Total share-based compensation on vested options	$2,943	$2,531

Share-based compensation expense
Share-based compensation expense - stock options	$1,029	$849
Share-based compensation expense - deferred share units	430	869
Share-based compensation expense - restricted share units	146	3
Share-based compensation expense - performance share units	261	-
Total, share-based compensation expense	$1,866	$1,721

Disclosure of detailed information about share capital, reserves and other equity interest [Table Text Block]
	2022	2021
Balance, beginning of year	$9,782	$8,978
Share-based compensation, stock options	2,943	2,531
Stock options exercised, reallocated to capital stock	(1,608)	(1,619)
Stock options forfeited, reallocated to deficit	(172)	(108)
Balance, end of year	$10,945	$9,782

Disclosure of DSU transactions, shown in number of DSUs, during the year [Table Text Block]
	2022	2021
Outstanding, beginning of year	156,500	33,500
Granted(1)	96,000	123,000
Vested and settled in cash(2)	(24,500)	-
Outstanding, end of year	228,000	156,500

(1) All DSUs were granted to independent directors of the Company.

(2) During 2022, 24,500 DSUs settled in cash totalling $218.

Disclosure of detailed information about summarizes change in accrued DSU liability [Table Text Block]
	2022	2021
Outstanding, beginning of year	$1,234	$373
Settlement of DSUs during the year	(218)	-
Change in accrued DSU liability(1)	430	869
Effect of foreign currency translation	(82)	(8)
Outstanding, end of year(2)	$1,364	$1,234

(1) Change in accrued DSU liability was recorded as share-based compensation expense.

(2) As at December 31, 2022, the market value of the Company's common shares was C$8.10 (2021 - C$10.00).

Disclosure of RSU transactions, shown in number of RSUs, during the year [Table Text Block]
	2022	2021
Outstanding, beginning of year	83,500	-
Granted(1)(2)	195,500	83,500
Vested and settled in cash	(27,002)	-
Forfeited	(2,500)	-
Outstanding, end of year	249,498	83,500

(1) RSUs were granted to certain employees, consultants, and officers of the Company.

(2) During 2022, 13,000 RSUs were granted to a consultant and vest over a 32-month period with 50% of the RSUs vesting after each of 20 months and 32 months after the grant date respectively. The remaining RSUs granted during 2022 vest over a 3-year period with 1/3 of the RSUs vesting after each of one year, two years, and three years after the grant date, respectively.

Disclosure of detailed information about summarizes change in accrued RSU liability [Table Text Block]
	2022	2021
Outstanding, beginning of year	$11	$-
Settlement of RSUs during the year	(175)	-
Liability of forfeited RSUs(1)	(6)	-
Change in accrued RSU liability(1)	435	11
Effect of foreign currency translation	(11)	-
Outstanding, end of year(2)	$254	$11

(1) During 2022, the Company recorded net share-based compensation of $429 (2021 - $11), including an expense of $146 (2021 - $3), inventories costs of $115 (2021 - $Nil), exploration and evaluation expenditures of $38 (2021 - $2), and mineral property, plant, and equipment of $130 (2021 - $6).

(2) As at December 31, 2022, the market value of the Company's common shares was C$8.10 (2021 - C$10.00).

Disclosure of change in the accrued PSU liability [Table Text Block]
2022
Outstanding, beginning of year	$-
Share-based compensation for PSUs(1)	795
Effect of foreign currency translation	(31)
Outstanding, end of year(2)	$764

(1) During 2022, the Company recorded share-based compensation of $795, including an expense of $261, inventories costs of $383, exploration and evaluation expenditures of $22 and mineral property, plant, and equipment of $129.

(2) As at December 31, 2022, the market value of the Company's common shares was C$8.10.